NOTE PAYABLE (Details Narrative) $ in Millions	9 Months Ended
Sep. 30, 2022 USD ($)
Promissory Note Payable Issued	$ 5
Discount Interest Rate	6.71%
Bear Interest Rate	7.00%
Increasing Principal Amount	$ 1